DOCUMENT AND ENTITY INFORMATION	9 Months Ended
Sep. 30, 2011
Document Type	S-1
Amendment Flag	false
Document Period End Date	Sep 30, 2011
Entity Registrant Name	BioDrain Medical, Inc.
Entity Central Index Key	0001446159
Entity Filer Category	Smaller Reporting Company

CONDENSED BALANCE SHEETS (USD $)	Sep. 30, 2011	Dec. 31, 2010	Dec. 31, 2009
ASSETS
Cash	$ 77,728	$ 9,383	$ 16,632
Accounts receivable	19,277	0	15,737
Prepaid expense and other assets	30,649	8,126	3,801
Restricted cash in escrow (See Note 4)			103,333
Total Current Assets	127,654	17,509	139,503
Fixed assets, net	5,009	6,831	9,260
Intangibles, net	141,532	141,532	141,532
Total Assets	274,195	165,872	290,295
LIABILITIES AND SHAREHOLDERS' DEFICIT
Current portion of long term debt	0	10,267	13,620
Current portion of convertible debt, net of discounts	683,987	56,000	50,000
Accounts payable	719,969	768,720	814,137
Shares due investors under registration payment arrangement			355,124
Accrued expenses	551,896	498,707	201,490
Total Current Liabilities	1,955,852	1,333,694	1,434,371
Long term debt and convertible debt, net of discounts	705,593	1,006,789	126,108
Liability for equity-linked financial instruments	87,533	14,946	1,071,847
Stockholders' Deficit:
Common stock value	291,398	140,023	113,831
Additional paid-in capital	6,134,829	5,052,497	3,573,506
Deficit accumulated during development stage	(8,901,010)	(7,382,077)	(6,029,368)
Total Shareholder' Deficit	(2,474,783)	(2,189,557)	(2,342,031)
Total Liabilities and Shareholders' Deficit	$ 274,195	$ 165,872	$ 290,295

CONDENSED BALANCE SHEETS [Parenthetical] (USD $)	Sep. 30, 2011	Dec. 31, 2010	Dec. 31, 2009
Accumulated discounts on current portion of convertible debt (in dollars)	$ 32,513	$ 0
Accumulated discounts on long-term debt and convertible debt (in dollars)	$ 39,807	$ 109,310	$ 44,873
Common stock, par value (in dollars per share)	$ 0.01	$ 0.01	$ 0.01
Common stock, shares authorized	200,000,000	200,000,000	80,000,000
Common stock, shares outstanding	29,139,828	14,002,290	11,383,211

CONDENSED STATEMENTS OF OPERATIONS (USD $)	3 Months Ended		9 Months Ended		12 Months Ended		104 Months Ended	113 Months Ended
	Sep. 30, 2011	Sep. 30, 2010	Sep. 30, 2011	Sep. 30, 2010	Dec. 31, 2010	Dec. 31, 2009	Dec. 31, 2010	Sep. 30, 2011
Revenue	$ 20,264	$ 0	$ 22,638	$ 288	$ 288	$ 15,737	$ 16,025	$ 38,663
Cost of goods sold	11,161	0	12,981	140	140	7,000	7,140	20,121
Gross margin	9,103	0	9,657	148	148	8,737	8,885	18,542
General and administrative expense	428,843	381,053	1,014,667	1,531,669	1,874,465	1,598,286	5,902,892	6,917,559
Operations expense	135,358	55,649	402,479	165,308	276,998	447,000	1,177,872	1,580,351
Sales and marketing expense	60,989	36,415	149,247	177,065	199,593	407,101	655,769	805,016
Interest expense	61,033	33,873	176,118	107,580	147,093	78,938	436,733	612,851
(Gain) Loss on valuation of equity-linked financial instruments	(23,006)	(348,880)	(213,921)	(1,025,294)	(1,145,292)	369,642	(782,304)	(996,225)
Total expense	663,217	158,110	1,528,590	956,328	1,352,857	2,900,967	7,390,962	8,919,552
Net income (loss) available to common shareholders	$ (654,114)	$ (158,110)	$ (1,518,933)	$ (956,180)	$ (1,352,709)	$ (2,892,230)	$ (7,382,077)	$ (8,901,010)
Loss per common share basic and diluted (in dollars per share)	$ (0.02)	$ (0.01)	$ (0.07)	$ (0.08)	$ 0.11	$ 0.31	$ 2.05	$ (1.73)
Weighted average shares used in computation, basic and diluted (in shares)	27,236,303	13,159,639	22,193,681	12,428,401	12,771,683	9,475,369	3,605,195	5,136,012

STATEMENT OF STOCKHOLDERS' EQUITY (DEFICIT) (USD $)		Common Stock [Member]	Additional Paid-In Capital [Member]	Retained Earnings [Member]	Total
Balance at Dec. 31, 2001		$ 0	$ 0	$ 0	$ 0
Balance (in shares) at Dec. 31, 2001		0
Issuance of common stock 9/1/02, $.0167 (1)	[1]	5,985	4,015	0	10,000
Issuance of common stock 9/1/02, $.0167 (1) (in shares)	[1]	598,549
Issuance of common stock, new issues		30	4,970		5,000
Issuance of common stock, new issues (in shares)		2,993
Net loss				(51,057)	(51,057)
Balance at Dec. 31, 2002		6,015	8,985	(51,057)	(36,057)
Balance (in shares) at Dec. 31, 2002		601,542
Issuance of common stock 2/12/03, $.0167 and 12/14/05, $.0167	[2]	239	161		400
Issuance of common stock 2/12/03, $.0167 and 12/14/05, $.0167 (in shares)	[2]	23,942
Issuance of common 6/11 and 12,$1.67 (3)	[3]	216	34,784		35,000
Issuance of common 6/11 and 12,$1.67 (3) (in shares)	[3]	21,548
Net loss				(90,461)	(90,461)
Balance at Dec. 31, 2003		6,470	43,930	(141,518)	(91,118)
Balance (in shares) at Dec. 31, 2003		647,032
Issuance of common 5/25/04, $.0167 (4)	[4]	66	44		110
Issuance of common 5/25/04, $.0167 (4) (in shares)	[4]	6,567
Net loss				(90,353)	(90,353)
Balance at Dec. 31, 2004		6,536	43,974	(231,871)	(181,361)
Balance (in shares) at Dec. 31, 2004		653,599
Issuance of common stock 2/12/03, $.0167 and 12/14/05, $.0167	[5]	150	100		250
Issuance of common stock 2/12/03, $.0167 and 12/14/05, $.0167 (in shares)	[5]	14,964
Vested stock options and warrants			2,793		2,793
Net loss				(123,852)	(123,852)
Balance at Dec. 31, 2005		6,686	46,867	(355,723)	(302,170)
Balance (in shares) at Dec. 31, 2005		668,563
Issuance of common 5/16 and 8/8, $.0167 (6)	[6]	869	582		1,451
Issuance of common 5/16 and 8/8, $.0167 (6) (in shares)	[6]	86,869
Issuance of common 10/19 and 23, $.0167 (7)	[7]	389	261		650
Issuance of common 10/19 and 23, $.0167 (7) (in shares)	[7]	38,906
Issuance of common 12/01, $1.67 (8)	[8]	287	44,523		44,810
Issuance of common 12/01, $1.67 (8) (in shares)	[8]	28,739
Vested stock options and warrants			13,644		13,644
Net loss				(273,026)	(273,026)
Balance at Dec. 31, 2006		8,231	105,877	(628,749)	(514,641)
Balance (in shares) at Dec. 31, 2006		823,077
Vested stock options and warrants			73,907		73,907
Capital contributions resulting from waivers of debt			346,714		346,714
Issuance of common stock, conversion of convertible securities	[9]	6	994		1,000
Issuance of common stock, conversion of convertible securities (in shares)	[9]	599
Value of equity instruments issued with debt			132,938		132,938
Net loss				(752,415)	(752,415)
Balance at Dec. 31, 2007		8,237	660,430	(1,381,164)	(712,497)
Balance (in shares) at Dec. 31, 2007		823,676
Issuance of common stock, new issues	[10]	45,528	1,547,974		1,593,502
Issuance of common stock, new issues (in shares)	[10]	4,552,862
Shares issued to finders, agents		20,127	(20,127)		0
Shares issued to finders, agents (in shares)		2,012,690
Shares issued to pay direct legal fees		2,857	(2,857)
Shares issued to pay direct legal fees (in shares)		285,714
Issuance of common due to antidilution provisions		2,059	(2,059)		0
Issuance of common due to antidilution provisions (in shares)		205,899
Shares issued to pay investor relations services 6/23/08, $.35		2,500	85,000		87,500
Shares issued to pay investor relations services 6/23/08, $.35 (in shares)		250,000
Vested stock options and warrants			354,994		354,994
Capital contributions resulting from waivers of debt			129,684		129,684
Net loss				(1,762,628)	(1,762,628)
Balance at Dec. 31, 2008		81,308	2,753,039	(3,143,792)	(309,445)
Balance (in shares) at Dec. 31, 2008		8,130,841
Issuance of common stock, new issues		1,250	(1,250)		0
Issuance of common stock, new issues (in shares)		125,000
Shares issued to finders, agents		1,000	49,000		50,000
Shares issued to finders, agents (in shares)		100,000
Cumulative effect of adoption of EITF 07-5			(486,564)	6,654	(479,910)
Vested stock options and warrants			111,835		111,835
Shares issued under PMM in April 2009, $.50		7,000	343,000		350,000
Shares issued under PMM in April 2009, $.50 (in shares)		700,000
Shares issued under PPM in May 2009, $.50		2,200	107,800		110,000
Shares issued under PPM in May 2009, $.50 (in shares)		220,000
Shares issued under PPM in June 2009, $.50		500	24,500		25,000
Shares issued under PPM in June 2009, $.50 (in shares)		50,000
Shares issued under PPM in August 2009, $.50		800	39,200		40,000
Shares issued under PPM in August 2009, $.50 (in shares)		80,000
Shares issued under PPM in September 2009, $.50		1,500	73,500		75,000
Shares issued under PPM in September 2009, $.50 (in shares)		150,000
Shares issued to directors, management and consultant in August 2009, $.50		7,978	390,927		398,905
Shares issued to directors, management and consultant in August 2009, $.50 (in shares)		797,810
Capital contributions resulting from waivers of debt			84,600		84,600
Value of equity-linked financial instruments issued in connection with PPMs			(222,296)		(222,296)
Shares issued to consultant for fund raising		300	(300)		0
Shares issued to consultant for fund raising (in shares)		30,000
Shares issued under PPM in November 2009, $.50		500	24,500		25,000
Shares issued under PPM in November 2009, $.50 (in shares)		50,000
Shares issued upon conversion of debt and interest, $.27		9,354	247,100		256,454
Shares issued upon conversion of debt and interest, $.27 (in shares)		935,446
Issuance of common stock, conversion of convertible securities		140	4,766		4,906
Issuance of common stock, conversion of convertible securities (in shares)		14,024
Value of equity instruments issued with debt			30,150		30,150
Net loss				(2,892,230)	(2,892,230)
Balance at Dec. 31, 2009		113,830	3,573,507	(6,029,368)	(2,342,031)
Balance (in shares) at Dec. 31, 2009		11,383,121
Vested stock options and warrants			11,382		11,382
Shares issued in March 2010 under PPM, $.50		1,746	85,529		87,275
Shares issued in March 2010 under PPM, $.50 (in shares)		174,550
Shares issued to consultants for IR and consulting, $.50		3,741	183,304		187,045
Shares issued to consultants for IR and consulting, $.50 (in shares)		374,090
Value of equity instruments issued for consulting services			354,602		354,602
Value of equity-linked financial instruments issued in connection with PPM in first quarter			(25,553)		(25,553)
Shares issued in April 2010 under PPM, $.50		1,800	88,200		90,000
Shares issued in April 2010 under PPM, $.50 (in shares)		180,000
Shares issued in May 2010 to consultant, $.50		129	6,296		6,425
Shares issued in May 2010 to consultant, $.50 (in shares)		12,850
Shares issued in May 2010 to 2008 investors as a penalty for late registration of 4,552,862 shares, $.50		7,102	348,022		355,124
Shares issued in May 2010 to 2008 investors as a penalty for late registration of 4,552,862 shares, $.50 (in shares)		710,248
Value of equity instruments issued with debt in second quarter			96,613		96,613
Value of equity-linked financial instruments issued in connection with PPM in second quarter			(31,332)		(31,332)
Value of equity-linked financial instruments issued in connection with PPM in third quarter			(31,506)		(31,506)
Value of equity instruments issued with debt in third quarter			15,553		15,553
Shares issued in September 2010 under PPM, $.10		2,500	22,500		25,000
Shares issued in September 2010 under PPM, $.10 (in shares)		250,000
Shares issued to consultants in third quarter at $.22 per share		4,889	102,660		107,549
Shares issued to consultants in third quarter at $.22 per share (in shares)		488,860
Shares issued, November 2010, upon exercise of warrants at $.135 per share		1,286	16,071		17,357
Shares issued, November 2010, upon exercise of warrants at $.135 per share (in shares)		128,571
Shares issued to directors as compensation at $.15 per share		3,000	42,000		45,000
Shares issued to directors as compensation at $.15 per share (in shares)		300,000
Value of equity instruments issued with debt in fourth quarter			7,308		7,308
Vested stock options in fourth quarter			161,107		161,107
Equity instruments issued to consultants in fourth quarter			26,234		26,234
Net loss				(1,352,709)	(1,352,709)
Balance at Dec. 31, 2010		140,023	5,052,497	(7,382,077)	(2,189,557)
Balance (in shares) at Dec. 31, 2010		14,002,290
Shares issued to consultants in third quarter at $.22 per share		8,228	46,772		55,000
Shares issued to consultants in third quarter at $.22 per share (in shares)		822,842
Value of equity instruments issued with debt			47,908		47,908
Equity instruments issued to consultants in first quarter			85,916		85,916
Value of equity-linked financial instruments issued in connection with stock in first quarter			(265,815)		(265,815)
Value of equity-linked financial instruments issued in connection with stock in second quarter			(20,695)		(20,695)
Shares issued in first quarter at $.075 per share under PPM		53,334	346,666		400,000
Shares issued in first quarter at $.075 per share under PPM (in shares)		5,333,334
Shares issued in first quarter at $.085 per share under PPM		12,941	97,059		110,000
Shares issued in first quarter at $.085 per share under PPM (in shares)		1,294,117
Shares issued in first quarter at $.09 per share under PPM		2,000	16,000		18,000
Shares issued in first quarter at $.09 per share under PPM (in shares)		200,000
Shares issued in first quarter at $.10 per share under PPM		1,500	13,500		15,000
Shares issued in first quarter at $.10 per share under PPM (in shares)		150,000
Stock issued upon conversion of debt in first quarter		4,160	15,840		20,000
Stock issued upon conversion of debt in first quarter (in shares)		416,010
Stock issued to pay interest on debt in second quarter		1,583	20,917		22,500
Stock issued to pay interest on debt in second quarter (in shares)		158,333
Shares issued in second quarter at $.085 per share under PPM		5,882	44,118		50,000
Shares issued in second quarter at $.085 per share under PPM (in shares)		588,236
Shares issued in second quarter at $.07 per share under PPM		5,000	30,000		35,000
Shares issued in second quarter at $.07 per share under PPM (in shares)		500,000
Stock issued upon conversion of debt and interest		9,407	22,593		32,000
Stock issued upon conversion of debt and interest (in shares)		940,737
Stock options issued to management in second quarter			65,204		65,204
Stock options issued to management in third quarter			200,189		200,189
Shares issued in third quarter at $.06 per share under PPM		29,167	145,833		175,000
Shares issued in third quarter at $.06 per share under PPM (in shares)		2,916,666
Shares issued in third quarter at $.07 per share under PPM		5,715	34,285		40,000
Shares issued in third quarter at $.07 per share under PPM (in shares)		571,429
Shares issued in third quarter at $.075per share under PPM		5,833	29,167		35,000
Shares issued in third quarter at $.075per share under PPM (in shares)		583,334
Shares issued in third quarter at $.20 per share under PPM		5,625	106,875		112,500
Shares issued in third quarter at $.20 per share under PPM (in shares)		562,500
Shares issued upon exercise of a management stock option		1,000	0		1,000
Shares issued upon exercise of a management stock option (in shares)		100,000
Net loss				(1,518,933)	(1,518,933)
Balance at Sep. 30, 2011		$ 291,398	$ 6,134,829	$ (8,901,010)	$ (2,474,783)
Balance (in shares) at Sep. 30, 2011		29,139,828

[1]	(1) Founders shares, 1,000,000 pre-split
[2]	(2) 23,492 (40,000 pre-split) shares valued at $.0167 per share as compensation for loan guarantees by management
[3]	(3) Investment including 670 shares issued as a 10% finder's fee
[4]	(4) For payment of patent legal fees
[5]	(5) Compensation for loan guarantees by management
[6]	(6) For vendor contractual consideration
[7]	(7) Employment agreements
[8]	(8) Investment
[9]	(9) Conversion of convertible notes by management
[10]	(10) Investment, "October 2008 financing".

STATEMENT OF STOCKHOLDERS' EQUITY (DEFICIT) [Parenthetical] (USD $)	9 Months Ended	12 Months Ended
	Sep. 30, 2011	Dec. 31, 2010	Dec. 31, 2009	Dec. 31, 2008	Dec. 31, 2007	Dec. 31, 2006	Dec. 31, 2005	Dec. 31, 2004	Dec. 31, 2003	Dec. 31, 2002
Issuance of common stock to Founders , par value										$ 0.0167
Issuance of common stock new issues, par value				$ 0.35						$ 1.67
Issuance of common stock, compensation for loan guarantees by management, par value							$ 0.0167		$ 0.0167
Issuance of common stock, investment including finders fee, par value									$ 1.67
Issuance of common stock,payment of patent legal fees, par value								$ 0.0167
Issuance of common stock, vendor contractual consideration,par value						$ 0.0167
Issuance of common stock, employment agreements, par value						$ 0.0167
Issuance of common stock, investment, par value						$ 1.67
Issuance of common stock, conversion of convertible securities, par value			$ 0.35		$ 1.67
Issuance of common stock, investor relations, par value				$ 0.35
Issuance of common stock, under PMM in April 2009, par value			$ 0.5
Issuance of common stock, under PPM in May 2009, par value			$ 0.5
Issuance of common stock, under PPM in June 2009, par value			$ 0.5
Issuance of common stock, under PPM in August 2009, par value			$ 0.5
Issuance of common stock, under PPM in September 2009, par value			$ 0.5
Issuance of common stock to directors, management and consultant in August 2009, par value			$ 0.5
Issuance of common stock to finder in September 2009, par value			$ 0.5
Issuance of common stock, under PPM in November 2009, par value			$ 0.5
Issuance of common stock upon conversion of debt and interest, par value			$ 0.27
Issuance of common stock, under PPM in March 2010, par value		$ 0.5
Issuance of common stock to consultants for IR and consulting, par value		$ 0.5
Issuance of common stock, under PPM in April 2010, par value		$ 0.5
Issuance of common stock to consultants, in May 2010, par value		$ 0.5
Issuance of common stock to investors as a penalty for late registration, par value		$ 0.5
Issuance of common stock to investors as a penalty for late registration, Number of shares		4,552,862
Issuance of common stock, under PPM in September 2010, par value		$ 0.1
Issuance of common stock to consultants, in third quarter, par value		$ 0.22
Issuance of common stock, upon exercise of warrants		$ 0.135
Issuance of common stock, to directors as compensation		$ 0.15
Issuance of common stock, under PPM one in first quarter	$ 0.075
Issuance of common stock, under PPM two in first quarter	$ 0.085
Issuance of common stock, under PPM three in first quarter	$ 0.09
Issuance of common stock, under PPM four in first quarter	$ 0.1
Issuance of common stock, under PPM one in second quarter	$ 0.085
Issuance of common stock, under PPM two in second quarter	$ 0.07
Issuance of common stock, under PPM one in third quarter	$ 0.06
Issuance of common stock, under PPM two in third quarter	$ 0.07
Issuance of common stock, under PPM three in third quarter	$ 0.075
Issuance of common stock, under PPM four in third quarter	$ 0.2

CONDENSED STATEMENTS OF CASH FLOWS (USD $)	9 Months Ended		12 Months Ended		104 Months Ended	113 Months Ended
	Sep. 30, 2011	Sep. 30, 2010	Dec. 31, 2010	Dec. 31, 2009	Dec. 31, 2010	Sep. 30, 2011
Cash flow from operating activities:
Net loss	$ (1,518,933)	$ (956,180)	$ (1,352,709)	$ (2,892,230)	$ (7,382,077)	$ (8,901,010)
Adjustments to reconcile net loss to net cash used in operating activities:
Depreciation	1,822	1,822	2,429	3,042	6,390	8,212
Vested stock options and warrants	265,393	11,382	172,489	111,835	729,642	995,035
Equity instruments issued for management and consulting	142,813	655,621	726,854	448,905	1,263,259	1,406,072
Stock based registration payments	0	0	0	355,124	355,124	355,124
Conversion of accrued liabilities to capital	0	0	0	84,600	560,998	560,998
Amortization of debt discount	84,999	33,411	55,037	11,435	173,253	258,252
(Gain) Loss on valuation of equity-linked financial instruments	(213,921)	(1,025,294)	(1,145,292)	369,642	(782,304)	(996,225)
Changes in assets and liabilities:
Accounts receivable	(19,277)	15,737	15,737	(15,737)	0	(19,277)
Prepaid expense and other	(22,523)	(6,692)	(4,325)	4,173	(8,126)	(30,649)
Notes payable to shareholders	0	0	0	(4,000)	(14,957)	(14,957)
Accounts payable	40,550	314,229	411,883	316,987	1,226,021	1,266,571
Accrued expenses	53,189	182,835	297,216	(103,761)	498,707	551,896
Net cash used in operating activities:	(1,185,888)	(773,129)	(820,680)	(1,309,985)	(3,374,070)	(4,559,958)
Cash flow from investing activities:
Purchase of fixed assets	0	0	0	0	(12,258)	(12,258)
Purchase of intangibles	0	0	0	0	(142,495)	(142,495)
Net cash used in investing activities	0	0	0	0	(154,753)	(154,753)
Cash flow from financing activities:
Proceeds from long term and convertible debt	250,500	582,000	604,800	100,000	1,126,305	1,376,805
Repayment of convertible debt	0	(100,000)	(100,000)	(170,000)	(100,000)	(100,000)
Principal payments on long term debt	(10,267)	(10,677)	(14,334)	(13,581)	(286,264)	(296,531)
Restricted cash in escrow	0	103,333	103,333	60,000	0	0
Debt converted to common stock	0	0	0	174,000	174,000	174,000
Accrued interest converted to stock	22,500	0	0	87,360	87,360	109,860
Issuance of common stock	991,500	202,275	219,632	625,000	2,536,805	3,528,305
Net cash provided by (used in) financing activities	1,254,233	776,931	813,431	862,779	3,538,206	4,792,439
Net increase (decrease) in cash	68,345	3,802	(7,249)	(447,206)	9,383	77,728
Cash at beginning of period	9,383	16,632	16,632	463,838	0	0
Cash at end of period	77,728	20,434	9,383	16,632	9,383	77,728
Non cash transactions:
Conversion of debt into common stock	52,000	0				52,000
Conversion of accounts payable to convertible debt	89,300	0	457,299	0	457,299	546,599
Total non cash transactions	$ 141,300	$ 0				$ 598,599

SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES	9 Months Ended	12 Months Ended
	Sep. 30, 2011	Dec. 31, 2010
Accounting Policies [Abstract]
Significant Accounting Policies [Text Block]
NOTE 1 — SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

Nature of Operations and Continuance of Operations

BioDrain Medical, Inc. (the "Company") was incorporated under the laws of the State of Minnesota in 2002. The Company is developing an environmentally safe system for the collection and disposal of infectious fluids that result from surgical procedures and post-operative care.

The accompanying financial statements have been prepared assuming the Company will continue as a going concern. The Company has suffered recurring losses from operations and has a shareholders’ deficit. These factors raise substantial doubt about its ability to continue as a going concern. The financial statements do not include any adjustments that might result from the outcome of this uncertainty.

Management hired an investment banker in 2010 to raise an additional $3-$5 million in new equity. The banker was unable to raise the expected $500,000 by September 30, 2010 and the balance within 3 months, but the Company raised approximately $229,000 in equity and $605,000 in convertible debt in 2010 and $992,000 in equity and $251,000 in convertible debt in 2011 through alternative means. Although the Company's ability to raise all of this new capital is in substantial doubt it did receive approximately $2,075,000 through private placements of equity and convertible debt in 2010 and 2011, and the Company's April 1, 2009 510(k) clearance from the FDA to authorize the Company to market and sell its FMS products is being received very positively. The Company engaged a new investment banker in May 2011 to raise approximately $2 million and if the Company is successful in raising at least $2 million in new equity it will have sufficient capital to operate its business and execute its business plan for at least the next 12 months. The Company currently has a commitment for $1 million in convertible debt from an institutional investor that is contingent upon raising an equal amount of equity prior to closing. The Company is continuing its efforts to raise at least $1 million in equity so that it can take advantage of the $1 million commitment from the institutional investor. If the Company raises the additional capital by issuing additional equity securities, its existing shareholders will likely experience substantial dilution.

Recent Accounting Developments

In the first quarter 2011 we adopted new guidance on separating consideration in multiple-deliverable arrangements. The guidance addresses how to determine whether an arrangement involving multiple deliverables contains more than one unit of accounting and how the consideration should be allocated among the separate units of accounting. The adoption of this guidance did not have a material impact on our financial statements.

We reviewed all other significant newly issued accounting pronouncements and determined they are either not applicable to our business or that no material effect is expected on our financial position and results of our operations.

Valuation of Intangible Assets

We review identifiable intangible assets for impairment in accordance with ASC 360-Property Plant and Equipment ("ASC 360"), whenever events or changes in circumstances indicate the carrying amount may not be recoverable. Our intangible assets are currently solely the costs of obtaining trademarks and patents. Events or changes in circumstances that indicate the carrying amount may not be recoverable include, but are not limited to, a significant change in the medical device marketplace and a significant adverse change in the business climate in which we operate. If such events or changes in circumstances are present, the undiscounted cash flows method is used to determine whether the intangible asset is impaired. Cash flows would include the estimated terminal value of the asset and exclude any interest charges. If the carrying value of the asset exceeds the undiscounted cash flows over the estimated remaining life of the asset, the asset is considered impaired, and the impairment is measured by reducing the carrying value of the asset to its fair value using the discounted cash flows method. The discount rate utilized is based on management's best estimate of the related risks and return at the time the impairment assessment is made.

Our accounting estimates and assumptions bear various risks of change, including the length of the current recession facing the United States, the expansion of the slowdown in consumer spending in the U.S. medical markets despite the early expressed opinions of financial experts that the medical market would not be as affected as other markets and failure to gain acceptance in the medical market.

Accounting Policies and Estimates

The presentation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

Presentation of Taxes Collected from Customers

Sales taxes are imposed on the Company’s sales to nonexempt customers. The Company collects the taxes from customers and remits the entire amounts to the governmental authorities. The Company’s accounting policy is to exclude the taxes collected and remitted from revenues and expenses.

Shipping and Handling

Shipping and handling charges billed to customers are recorded as revenue. Shipping and handling costs are recorded within cost of goods sold on the statement of operations.

Advertising

Advertising costs are expensed as incurred. There were no advertising expenses in the three months and nine months ended September 30, 2011 and September 30, 2010.

Research and Development

Research and development costs are charged to operations as incurred. There were no research and development expenses in the three months and nine months ended September 30, 2011 and September 30, 2010.

Revenue Recognition

The Company recognizes revenue in accordance with the SEC’s Staff Accounting Bulletin No. 101, Revenue Recognition in Financial Statements, as amended by Staff Accounting Bulletin No. 104 (together, SAB 101), and ASC 605-Revenue Recognition.

Revenue is recognized when persuasive evidence of an arrangement exists, delivery has occurred, the fee is fixed and determinable and collectability is probable. Delivery is considered to have occurred upon either shipment of the product or arrival at its destination based on the shipping terms of the transaction. The Company standard terms specify that shipment is FOB BioDrain and the Company will, therefore recognize revenue upon shipment in most cases. This revenue recognition policy applies to shipments of the FMS units as well as shipments of cleaning solution kits. When these conditions are satisfied, the Company recognizes gross product revenue, which is the price it charges generally to its customers for a particular product. Under the Company’s standard terms and conditions there is no provision for installation or acceptance of the product to take place prior to the obligation of the customer. The customer’s right of return is limited only to the Company’s standard warranty whereby the Company replaces or repairs, at its option, and it would be very rare that the unit or significant quantities of cleaning solution kits may be returned. Additionally, since the Company buys both the FMS units and cleaning solution kits from “turnkey” suppliers the Company would have the right to replacements from the suppliers if this situation should occur.

Receivables

Receivables are reported at the amount the Company expects to collect on balances outstanding. The Company has determined there will be no losses on balances outstanding at September 30, 2011.

Property and Equipment

Property and equipment are stated at cost less accumulated depreciation and amortization. Depreciation of property and equipment is computed using the straight-line method over the estimated useful lives of the respective assets. Estimated useful asset life by classification is as follows:
Years
Computers and office equipment	3
Furniture and fixtures	5

Upon retirement or sale, the cost and related accumulated depreciation are removed from the balance sheet and the resulting gain or loss is reflected in operations. Maintenance and repairs are charged to operations as incurred.

Intangible Assets

Intangible assets consist of patent costs. These assets are not subject to amortization until the property patented is in production. The assets are reviewed for impairment annually, and impairment losses, if any, are charged to operations when identified. No impairment losses have been identified by management.

Income Taxes

The Company accounts for income taxes in accordance with ASC 740- Income Taxes(“ASC 740”). Under ASC 740, deferred tax assets and liabilities are determined based on the differences between the financial reporting and tax bases of assets and liabilities and net operating loss and credit carry forwards using enacted tax rates in effect for the year in which the differences are expected to impact taxable income. Valuation allowances are established when necessary to reduce deferred tax assets to the amounts expected to be realized.

The Company reviews income tax positions expected to be taken in income tax returns to determine if there are any income tax uncertainties. The Company recognizes tax benefits from uncertain tax positions only if it is more likely than not that the tax positions will be sustained on examination by taxing authorities, based on technical merits of the positions. The Company has identified no income tax uncertainties.

Tax years subsequent to 2006 remain open to examination by federal and state tax authorities.

Patents and Intellectual Property

The Company, in June 2008, completed and executed an agreement to secure exclusive ownership of the patent from an inventor, Marshall Ryan. Mr. Ryan received a combination of cash and warrants, and he will receive a 4% royalty on FMS (the Product) sales for the life of the patent. At the signing of the agreement, Mr. Ryan received $75,000 in exchange for the exclusive assignment of the patent. In addition, on June 30, 2009, Mr. Ryan, through his Mid-State Stainless, Inc. entity, was entitled to receive $100,000 as payment (currently recorded as an account payable with the Company) for past research and development activities. Should Mr. Ryan be utilized in the future for additional product development activities, he will be compensated at a rate of ninety five dollars ($95.00) per hour.

Mr. Ryan also received a warrant, with immediate vesting, to purchase 150,000 shares of the Company's common stock at a price of $.35 per share. The warrant has a term of five years, ending on June 30, 2013 and is assigned a value of $28,060 using a Black-Scholes formula and this amount was expensed as consulting expense in 2008 using a 5-year expected life, a 3.73% risk free interest rate, an expected 59% volatility and a zero dividend rate. Should there be a change in control of the Company (defined as greater than 50% of the Company’s outstanding stock or substantially all of its assets being transferred to one independent person or entity), Mr. Ryan will be owed a total of $2 million to be paid out over the life of the patent if the change in control occurs within 12 months of the first sale of the product; or $1 million to be paid out over the life of the patent if the change in control occurs between 12 and 24 months of the first sale of the product; or $500,000 to be paid out over the life of the patent if the change in control occurs between 24 and 36 months of the first sale of the product. There will be no additional payment if a change in control occurs more than 36 months after the first sale of the product.

Subsequent Events

The Company has evaluated subsequent events through the date of this filing. The Company does not believe there are subsequent events that require disclosure.

Interim Financial Statements

The Company has prepared the unaudited interim financial statements and related unaudited financial information in the footnotes in accordance with accounting principles generally accepted in the United States of America (“GAAP”) and the rules and regulations of the Securities and Exchange Commission (“SEC”) for interim financial statements. These interim financial statements reflect all adjustments consisting of normal recurring accruals, which, in the opinion of management, are necessary to present fairly the Company’s financial position, the results of its operations and its cash flows for the interim periods. These interim financial statements should be read in conjunction with the annual financial statements and the notes thereto contained in the Form 10-K filed with the SEC on March 31, 2011. The nature of the Company’s business is such that the results of any interim period may not be indicative of the results to be expected for the entire year.

NOTE 1 — SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

Nature of Operations and Continuance of Operations
BioDrain Medical, Inc. was incorporated under the laws of the State of Minnesota in 2002. The Company is developing an environmentally safe system for the collection and disposal of infectious fluids that result from surgical procedures and post-operative care.

The accompanying financial statements have been prepared assuming that the Company will continue as a going concern. The company has suffered recurring losses from operations and has a stockholders’ deficit. These factors raise substantial doubt about its ability to continue as a going concern. The financial statements do not include any adjustments that might result from the outcome of this uncertainty.

Although management has hired investment bankers to raise capital in the past, with little success, we continue to work with a number of consultants and advisors to raise up to $3 million by the end of 2011.  Although our ability to raise this new capital is in substantial doubt we received $825,000 and $725,000, respectively, through private placements of equity and convertible debt in 2010 and 2009, and our April 1, 2009 510(k) clearance from the FDA to authorize us to market and sell our FMS products is being received very positively.  If the Company is successful in raising at least $3 million in new equity we will have sufficient capital to operate our business and execute our business plan for at least the next 12 months. If the Company raises the additional capital by issuing additional equity securities its shareholders could experience substantial dilution.

Recent Accounting Developments

Issued in January 2010, ASU Update 2010-06, Fair Value Measures and Disclosures, provides amendments to Topic 820 that will provide more robust disclosures about (1) the different classes of assets and liabilities measured at fair value, (2) the valuation techniques and inputs used, (3) the activity in level 3 fair value measurements, and (4) the transfers between levels 1, 2, and 3.  ASC Update 2010-06 is effective for fiscal years beginning after December 15, 2010. We do not expect adoption of ASU Update 2010-06 to have a material effect to our financial statements or our disclosures.

Issued in October 2009, ASU Update 2009-13, Revenue Recognition Topic 605 - Multiple-Deliverable Revenue Arrangements provides guidance for separating consideration in multiple-deliverable arrangements. ASC Number 2009-13 is effective for fiscal years beginning on or after June 15, 2010. We do not expect adoption of ASU Update 2009-13 to have a material effect on our financial statements.

We reviewed all other significant newly issued accounting pronouncements and determined they are either not applicable to our business or that no material effect is expected on our financial position and results of our operations.

Accounting Policies and Estimates
The presentation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

Presentation of Taxes Collected from Customers

Sales taxes are imposed on the Company’s sales to nonexempt customers.  The Company collects the taxes from customers and remits the entire amounts to the governmental authorities.  The Company’s accounting policy is to exclude the taxes collected and remitted from revenues and expenses.

Shipping and Handling

Shipping and handling charges billed to customers are recorded as revenue.  Shipping and handling costs are recorded within cost of goods sold on the statement of operations.

Advertising

Advertising costs are expensed as incurred. Total advertising expenses were approximately $0 for 2010 and $1,600 in 2009.

Research and Development

Research and development costs are charged to operations as incurred.  Research and development costs were approximately $10,000 and $71,000 in 2010 and 2009, respectively.

Revenue Recognition   We recognize revenue in accordance with the SEC’s Staff Accounting Bulletin No. 101, Revenue Recognition in Financial Statements, as amended by Staff Accounting Bulletin No. 104 (together, SAB 101), and ASC 605 Revenue Recognition.

Revenue is recognized when persuasive evidence of an arrangement exists, delivery has occurred, the fee is fixed and determinable and collectability is probable. Delivery is considered to have occurred upon either shipment of the product or arrival at its destination based on the shipping terms of the transaction. Our standard terms specify that shipment is FOB BioDrain and we will, therefore recognize revenue upon shipment in most cases. This revenue recognition policy applies to shipments of our FMS units as well as shipments of cleaning solution kits. When these conditions are satisfied, we recognize gross product revenue, which is the price we charge generally to our customers for a particular product.  Under our standard terms and conditions there is no provision for installation or acceptance of the product to take place prior to the obligation of the customer.  The Customer’s right of return is limited only to our standard warranty whereby we replace or repair, at our option, and it would be very rare that the unit or significant quantities of cleaning solution kits may be returned.  Additionally, since we buy both the FMS units and cleaning solution kits from “turnkey” suppliers we would have the right to replacements from the suppliers if this situation should occur.

Receivables

Receivables are reported at the amount the Company expects to collect on balances outstanding at year end. The Company has concluded there will be no losses on balances outstanding at year end.

Property and Equipment
Property and equipment are stated at cost less accumulated depreciation and amortization. Depreciation of property and equipment is computed using the straight-line method over the estimated useful lives of the respective assets. Estimated useful asset life by classification is as follows:

Years
Computers and office equipment	3
Furniture and fixtures	5

Upon retirement or sale, the cost and related accumulated depreciation are removed from the balance sheet and the resulting gain or loss is reflected in operations. Maintenance and repairs are charged to operations as incurred.

Intangible Assets
Intangible assets consist of patent costs. These assets are not subject to amortization until the property patented is in production. The assets are reviewed for impairment annually, and impairment losses, if any, are charged to operations when identified. No impairment losses have been identified by management.

Income Taxes
The Company accounts for income taxes in accordance with ASC 740- Income Taxes(“ASC 740”). Under ASC 740, deferred tax assets and liabilities are determined based on the differences between the financial reporting and tax bases of assets and liabilities and net operating loss and credit carry forwards using enacted tax rates in effect for the year in which the differences are expected to impact taxable income. Valuation allowances are established when necessary to reduce deferred tax assets to the amounts expected to be realized.

The Company reviews income tax positions expected to be taken in income tax returns to determine if there are any income tax uncertainties. The Company recognizes tax benefits from uncertain tax positions only if it is more likely than not that the tax positions will be sustained on examination by taxing authorities, based on technical merits of the positions. The Company has identified no income tax uncertainties.

Tax years subsequent to 2006 remain open to examination by federal and state tax authorities.

Patents and Intellectual Property
The Company, in June 2008, completed and executed an agreement to secure exclusive ownership of the patent- from an inventor, Marshall Ryan. Mr. Ryan received a combination of cash and warrants, and he will receive a 4% royalty on FMS (the Product) sales for the life of the patent. At the signing of the agreement, Mr. Ryan received $75,000 in exchange for the exclusive assignment of the patent.  In addition, on June 30, 2009, Mr. Ryan, through his Mid-State Stainless, Inc. entity, was entitled to receive $100,000 as payment (currently recorded as an account payable with the Company) for past research and development activities.  Should Mr. Ryan be utilized in the future for additional product development activities, he will be compensated at a rate of ninety five dollars ($95.00) per hour.

Mr. Ryan also received a warrant, with immediate vesting, to purchase 150,000 shares of our common stock at a price of $.35 per share.  The warrant has a term of five years, ending on June 30, 2013 and is assigned a value of $28,060 using a Black-Scholes formula and this amount was expensed as consulting expense in 2008 using a 5 year expected life, a 3.73% risk free interest rate, an expected 59% volatility and a zero dividend rate. Should there be a change in control of the Company (defined as greater than 50% of the Company’s outstanding stock or substantially all of its assets being transferred to one independent person or entity), Mr. Ryan will be owed a total of $2 million to be paid out over the life of the patent if the change in control occurs within 12 months of the first sale of the Product; or $1 million to be paid out over the life of the patent if the change in control occurs between 12 and 24 months of the first sale of the Product; or $500,000 to be paid out over the life of the patent if the change in control occurs between 24 and 36 months of the first sale of the Product. There will be no additional payment if a change in control occurs more than 36 months after the first sale of the Product.

Subsequent Events
The Company has evaluated any subsequent events through the date of this filing.  The Company has raised $150,000 through the issuance of convertible debt and warrants and has also raised $543,000 through the sale of stock Units, including common stock and warrants, during the three months ended March 31, 2011.  The Company does not believe there are other subsequent events that require disclosure.

DEVELOPMENT STAGE OPERATIONS	9 Months Ended	12 Months Ended
	Sep. 30, 2011	Dec. 31, 2010
Development Stage Enterprises [Abstract]
Development Stage Enterprise General Disclosures [Text Block]
NOTE 2 – DEVELOPMENT STAGE OPERATIONS

The Company was formed April 23, 2002. Since inception through November 1, 2011, 30,427,328 shares of common stock have been issued between par value and $1.67. Operations since incorporation have primarily been devoted to raising capital, obtaining financing, development of the Company’s product, and administrative services.

NOTE 2 – DEVELOPMENT STAGE OPERATIONS
The Company was formed April 23, 2002. Since inception to December 31, 2010, 14,002,290 shares have been issued between par value and $1.67.  Operations since incorporation have been devoted to raising capital, obtaining financing, development of the Company’s product, sales and marketing and administrative services.

STOCKHOLDERS' DEFICIT, STOCK OPTIONS AND WARRANTS	9 Months Ended	12 Months Ended
	Sep. 30, 2011	Dec. 31, 2010
Stockholders Equity Note [Abstract]
Stockholders' Equity Note Disclosure [Text Block]
NOTE 3 – STOCKHOLDERS’ DEFICIT, STOCK OPTIONS AND WARRANTS

In connection with the financing completed in October 2008, the Company has effected two reverse stock splits, one on June 6, 2008 and another on October 20, 2008. In accordance with SAB Topic 4C, all stock options and warrants and their related exercise prices are stated at their post-reverse stock split values.

The Company has an equity incentive plan, which allows issuance of incentive and non-qualified stock options to employees, directors and consultants of the Company, where permitted under the plan. The exercise price for each stock option is determined by the board of directors. Vesting requirements are determined by the board of directors when granted and currently range from immediate to three years. Options under this plan have terms ranging from three to ten years.

Accounting for share-based payment

The Company has adopted ASC 718- Compensation-Stock Compensation ("ASC 718"). Under ASC 718 stock-based employee compensation cost is recognized using the fair value based method for all new awards granted after January 1, 2006 and unvested awards outstanding at January 1, 2006. Compensation costs for unvested stock options and non-vested awards that were outstanding at January 1, 2006, are being recognized over the requisite service period based on the grant-date fair value of those options and awards as previously calculated under SFAS 123 for pro forma disclosures, using a straight-line method. We elected the modified-prospective method under which prior periods are not retroactively restated.

ASC 718 requires companies to estimate the fair value of stock-based payment awards on the date of grant using an option-pricing model or other acceptable means. The Company uses the Black-Scholes option valuation model which requires the input of significant assumptions including an estimate of the average period of time employees will retain vested stock options before exercising them, the estimated volatility of the Company's common stock price over the expected term, the number of options that will ultimately be forfeited before completing vesting requirements, the expected dividend rate and the risk-free interest rate. Changes in the assumptions can materially affect the estimate of fair value of stock-based compensation and, consequently, the related expense recognized. The assumptions the Company uses in calculating the fair value of stock-based payment awards represent the Company's best estimates, which involve inherent uncertainties and the application of management's judgment. As a result, if factors change and the Company uses different assumptions, the Company's equity-based compensation expense could be materially different in the future.

Since the Company's common stock has no significant public trading history, and the Company has experienced no significant option exercises in its history, the Company is required to take an alternative approach to estimating future volatility and estimated life and the future results could vary significantly from the Company's estimates. The Company compiled historical volatilities over a period of 2-7 years of 15 small-cap medical companies traded on major exchanges and 10 mid-range medical companies on the OTC Bulletin Board and combined the results using a weighted average approach. In the case of ordinary options to employees the Company determined the expected life to be the midpoint between the vesting term and the legal term. In the case of options or warrants granted to non-employees the Company estimated the life to be the legal term unless there was a compelling reason to make it shorter.

When an option or warrant is granted in place of cash compensation for services the Company deems the value of the service rendered to be the value of the option or warrant. In most cases, however, an option or warrant is granted in addition to other forms of compensation and its separate value is difficult to determine without utilizing an option pricing model. For that reason the Company also uses the Black-Scholes-Merton option-pricing model to value options and warrants granted to non-employees, which requires the input of significant assumptions including an estimate of the average period the investors or consultants will retain vested stock options and warrants before exercising them, the estimated volatility of the Company's common stock price over the expected term, the number of options and warrants that will ultimately be forfeited before completing vesting requirements, the expected dividend rate and the risk-free interest rate. Changes in the assumptions can materially affect the estimate of fair value of stock-based consulting and/or compensation and, consequently, the related expense recognized.

Since the Company has limited trading history in its stock and no first-hand experience with how its investors and consultants have acted in similar circumstances, the assumptions the Company uses in calculating the fair value of stock-based payment awards represent its best estimates, which involve inherent uncertainties and the application of management's judgment. As a result, if factors change and the Company uses different assumptions, the Company's equity-based consulting and interest expense could be materially different in the future.

Valuation and accounting for options and warrants

The Company determines the grant date fair value of options and warrants using a Black-Scholes-Merton option valuation model based upon assumptions regarding risk-free interest rate, expected dividend rate, volatility and estimated term. For grants during 2008, the Company used a 2.0 to 4.5% risk-free interest rate, 0% dividend rate, 53-66% volatility and estimated term of 2.5 to 7.5 years. Values computed using these assumptions ranged from $.102 per share to $.336 per share. Warrants or options awarded for services rendered are expensed over the period of service (normally the vesting period) as compensation expense for employees or an appropriate consulting expense category for awards to consultants and directors. Warrants granted in connection with a common equity financing are included in shareholders’ equity, provided that there is no re-pricing provision that requires they be treated as a liability (See Note 10) and warrants granted in connection with a debt financing are treated as a debt discount and amortized using the interest method as interest expense over the term of the debt. Warrants issued in connection with the $100,000 convertible debt that closed March 1, 2007 created a debt discount of $40,242 that is being amortized as additional interest over its 5-year term.

Warrants issued in connection with the $170,000 in convertible “bridge” debt that closed in July 2007 created a calculated debt discount of $92,700 that was fully expensed over its loan term that matured April 30, 2008. The Company issued $100,000 in convertible debt in October 2009 and issued a warrant, in connection with the debt, for 200,000 shares of common stock at $.65 per share. The Company determined that the warrant had an initial value of $30,150 that was treated as a debt discount and is being amortized as additional interest expense over the 24-month term of the note. The Company also issued $200,000 in convertible debt in June 2010 and issued a warrant, in connection with the debt, to purchase 1,111,112 shares at $.46 per share.

The Company determined that the value of the June 2010 warrant is $96,613.This value is treated as a debt discount and amortized as additional interest expense over the 22-month term of the note. The Company also issued $32,000 in convertible debt in September, 2010 and issued a warrant to purchase 320,000 shares at $.46 per share.  The Company determined that this warrant has a value of $15,553 that was treated as a debt discount and amortized as additional interest expense over the 18 month term of the note. In January, 2011 the Company issued three convertible notes of $50,000 each and also issued warrants to purchase 1,595,239 common shares at $.20 per share. The value of the warrants was determined to be $47,908 and this amount is being treated as a debt discount and amortized as additional interest expense over the 24 month term of the notes.

The following summarizes transactions for stock options and warrants for the periods indicated:

	Stock Options (1)		Warrants (1)
	Number of Shares	Average Exercise Price	Number of Shares	Average Exercise Price
Outstanding at December 31, 2005	17,956	$1.67	20,950	$2.62

Issued	23,942	1.67	71,826	0.85

Outstanding at December 31, 2006	41,898	1.67	92,776	1.25

Issued	5,984	1.67	28,502	0.35

Outstanding at December 31, 2007	47,882	1.67	121,278	1.04

Issued	1,243,292	0.20	5,075,204	0.45
Expired			(11,971)	3.76

Outstanding at December 31, 2008	1,291,174	0.26	5,184,511	0.45

Issued	205,000	0.37	2,188,302	0.65

Outstanding at December 31, 2009	1,496,174	0.27	7,372,813	0.49

Issued	2,210,000	0.17	3,435,662	0.34
Expired	(207,956)	0.43	(8,979)	1.67
Exercised			(128,571)	0.46

Outstanding at December 31, 2010	3,498,218	0.19	10,670,925	0.44

Issued	2,483,334	0.01	16,821,508	0.13
Expired	(65,985)	0.47	(2,009,560)	0.46
Exercised	(100,000)	0.01
Outstanding at September 30, 2011	5,815,567	$0.11	25,482,873	$0.23

(1)	Adjusted for the reverse stock splits in total at June 6, 2008 and October 20, 2008.

At September 30, 2011, 4,818,657 stock options are fully vested and currently exercisable with a weighted average exercise price of $0.14 and a weighted average remaining term of 8.02 years. There are 25,482,873 warrants that are fully vested and exercisable. Stock based compensation recognized in the nine months ended September 30, 2011 was $265,393 and was $667,000 in the nine months ended September 30, 2010.

The following summarizes the status of options and warrants outstanding at September 30, 2011:

Range of Exercise Prices	Shares	Weighted Average Remaining Life
Options:
$0.01	2,926,626	9.22
$0.15	2,060,000	8.85
$0.35	775,000	1.80
$0.50	30,000	1.12
$1.67	23,941	0.37
Total	5,815,567

Warrants:
$0.01	200,000	4.19
$0.02	71,826	2.70
$0.075	4,657,745	2.77
$0.10	2,328,572	2.18
$0.12	500,000	2.59
$0.13	631,429	2.03
$0.15	5,333,334	2.41
$0.16	500,000	2.52
$0.17	1,294,118	2.51
$0.18	200,000	2.36
$0.20	2,445,239	2.30
$0.25	562,500	2.95
$0.35	998,597	0.74
$0.46	4,000,035	1.18
$0.65	1,729,550	0.91
$1.67	29,928	0.24
Total	25,482,873

Stock options and warrants expire on various dates from October 2011 to July 2021.

Under the terms of the Company's agreement with investors in the October 2008 financing, 1,920,000 shares of common stock were the maximum number of shares allocated to the Company's existing shareholders at the time of the offering (also referred to as the original shareholders or the "Founders"). Since the total of the Company's fully diluted shares of common stock was greater than 1,920,000 shares, in order for the Company to proceed with the offering, the board of directors approved a reverse stock split of 1-for-1.2545. After this split was approved, additional options and warrants were identified, requiring a second reverse stock split in order to reach the 1,920,000 shares. The second reverse stock split on the reduced 1-for-1.2545 balance was determined to be 1-for 1.33176963. Taken together, if only one reverse stock were performed, the number would have been a reverse stock split of 1-for 1.670705.

On June 6, 2008, the board of directors approved the first reverse stock split. The authorized number of common stock of 20,000,000 shares was proportionately divided by 1.2545 to 15,942,607.

On October 20, 2008, the board of directors (i) approved the second reverse stock split pursuant to which the authorized number of shares of common stock of 15,942,607 was proportionately divided by 1.33177 to 11,970,994 shares and (ii) approved a resolution to increase the number of authorized shares of the Company's common stock from 11,970,994 to 40,000,000, which was approved by the Company’s shareholders holding a majority of the shares entitled to vote thereon at a special meeting of shareholders held on December 3, 2008.

The shareholders approved an increase in authorized shares to 80 million shares in an annual shareholder meeting on June 22, 2010 and approved an increase in authorized shares to 200 million shares in a special shareholder meeting on September 7, 2011.

Stock, Stock Options and Warrants Granted by the Company

The following table is the listing of stock options and warrants as of September 30, 2011 by year of grant:

Stock Options:
Year	Shares	Price
2006	17,956	$1.67
2007	5,985	1.67
2008	1,243,292	.01-.35
2009	105,000	.35
2010	2,060,000	.15
2011	2,383,334	.01
	5,815,567	$.01-1.67
Warrants:
Year	Shares	Price
2006	65,841	$.02-1.67
2007	28,502	.35
2008	2,943,058	.02-.46
2009	2,188,302	.13-.65
2010	3,435,662	.01-.65
2011	16,821,508	.075-.25
Total	25,482,873	$.01-1.67

NOTE 3 – STOCKHOLDERS’ DEFICIT, STOCK OPTIONS AND WARRANTS
In connection with the financing completed in October 2008, the Company has effected two reverse stock splits, one on June 6, 2008 and another on October 20, 2008. In accordance with SAB Topic 4C, all stock options and warrants and their related exercise prices are stated at their post-reverse stock split values.

The Company has an equity incentive plan, which allows issuance of incentive and non-qualified stock options to employees, directors and consultants of the Company, where permitted under the plan. The exercise price for each stock option is determined by the board of directors. Vesting requirements are determined by the board of directors when granted and currently range from immediate to three years. Options under this plan have terms ranging from three to ten years. The Company will issue shares upon exercise of options, if any, and payment for the shares.

Accounting for share-based payment
Effective January 1, 2006, we adopted ASC 718- Compensation-Stock Compensation (“ASC 718). Under ASC 718 stock-based employee compensation cost is recognized using the fair value based method for all new awards granted after January 1, 2006 and unvested awards outstanding at January 1, 2006. Compensation costs for unvested stock options and non-vested awards that were outstanding at January 1, 2006, are being recognized over the requisite service period based on the grant-date fair value of those options and awards as previously calculated under SFAS 123 for pro forma disclosures, using a straight-line method. We elected the modified-prospective method in under which prior periods are not retroactively restated.

ASC 718 requires companies to estimate the fair value of stock-based payment awards on the date of grant using an option-pricing model or other acceptable means. We use the option valuation model which requires the input of significant assumptions including an estimate of the average period of time employees will retain vested stock options before exercising them, the estimated volatility of our common stock price over the expected term, the number of options that will ultimately be forfeited before completing vesting requirements, the expected dividend rate and the risk-free interest rate. Changes in the assumptions can materially affect the estimate of fair value of stock-based compensation and, consequently, the related expense recognized. The assumptions we use in calculating the fair value of stock-based payment awards represent our best estimates, which involve inherent uncertainties and the application of management's judgment. As a result, if factors change and we use different assumptions, our equity-based compensation expense could be materially different in the future.

Since our company stock has no significant public trading history, and we have experienced limited option exercises in our history, we were required to take an alternative approach to estimating future volatility and estimated life and the future results could vary significantly from our estimates.  We compiled historical volatilities over a period of 2-7 years of 15 small-cap medical companies traded on major exchanges and 10 medical companies in the middle of the size range on the OTC Bulletin Board and combined the results using a weighted average approach.  In the case of ordinary options to employees we determined the expected life to be the midpoint between the vesting term and the legal term.  In the case of options or warrants granted to non-employees we estimated the life to be the legal term unless there was a compelling reason to make it shorter.

When an option or warrant is granted in place of cash compensation for services we deem the value of the service rendered to be the value of the option or warrant. In most cases, however, an option or warrant is granted in addition to other forms of compensation and its separate value is difficult to determine without utilizing an option pricing model. For that reason we also use the option valuation model to value options and warrants granted to non-employees, which requires the input of significant assumptions including an estimate of the average period the investors or consultants will retain vested stock options and warrants before exercising them, the estimated volatility of our common stock price over the expected term, the number of options and warrants  that will ultimately be forfeited before completing vesting requirements, the expected dividend rate and the risk-free interest rate. Changes in the assumptions can materially affect the estimate of fair value of stock-based consulting and/or compensation and, consequently, the related expense recognized.

Since we have no significant trading history in our stock and no first-hand experience with how these investors and consultants have acted in similar circumstances, the assumptions we use in calculating the fair value of stock-based payment awards represent our best estimates, which involve inherent uncertainties and the application of management's judgment. As a result, if factors change and we use different assumptions, our equity-based consulting and interest expense could be materially different in the future.

Valuation and accounting for options and warrants
The Company determines the grant date fair value of options and warrants using a option valuation model based upon assumptions regarding risk-free interest rate, expected dividend rate, volatility and estimated term.  For grants during 2008 we used a 2.0 to 4.5% risk-free interest rate, 0% dividend rate, 53-66% volatility and estimated term of 2.5 to 7.5 years.  Values computed using these assumptions ranged from $.102 per share to $.336 per share.  Warrants or options awarded for services rendered are expensed over the period of service (normally the vesting period) as compensation expense for employees or an appropriate consulting expense category for awards to consultants and directors.  Warrants granted in connection with a common equity financing are included in stockholders’ equity, provided that there is no re-pricing provision that requires they be treated as a liability (See Note 10) and warrants granted in connections with a debt financing are treated as a debt discount and amortized using the interest method as interest expense over the term of the debt.  Warrants issued in connection with the $100,000 convertible debt, closed March 1, 2007, created a debt discount of $40,242 that is being amortized as additional interest over its 5 year term.  Warrants issued in connection with the $170,000 in convertible “bridge” debt, closed in July 2007, created a calculated debt discount of $92,700 that was fully expensed over its loan term that matured April 30, 2008.   The Company issued $100,000 in convertible debt in October 2009 and issued a warrant, in connection with the debt, for 200,000 shares at $.65 per share.  The Company determined that the warrant had an initial value of $30,150 that is treated as a debt discount and amortized as additional interest expense over the 24 month term of the note.  The value was determined using the Black-Scholes-Merton option valuation model with a 3 year expected life, a 54% expected volatility, a zero dividend rate and a 2.53% risk free interest rate. The company issued $598,800 in convertible notes in 2010 including $248,800 that also included warrants to buy common shares at a fixed price of $.20 to $.46 per share. The notes had an initial term of 18 months to 24 months and the company determined that the value of the warrants on the date of grant was approximately $138,000 using the Black-Scholes option valuation model. The value was determined using an expected warrant life of 3 years, a risk-free interest rate of .68% to 1.1% and a zero dividend rate. Approximately $32,000 was amortized as interest expense in 2010 related to these debt discounts.

The following summarizes transactions for stock options and warrants for the periods indicated:

	Stock Options (1)		Warrants (1)
	Number of Shares	Average Exercise Price	Number of Shares	Average Exercise Price
Outstanding at December 31, 2005	17,956	$1.67	20,950	$2.62

Issued	23,942	1.67	71,826	0.85

Outstanding at December 31, 2006	41,898	1.67	92,776	1.25

Issued	5,984	1.67	28,502	0.35

Outstanding at December 31, 2007	47,882	1.67	121,278	1.04

Issued	1,243,292	0.20	5,075,204	0.45
Expired			(11,971)	3.76
Outstanding at December 31, 2008	1,291,174	0.26	5,184,511	0.45

Issued	205,000	0.37	2,188,302	0.65

Outstanding at December 31, 2009	1,496,174	0.27	7,372,813	0.49

Issued	2,210,000	0.17	3,435,662	0.34
Expired	(207,956)	0.43	(8,979)	1.67
Exercised			(128,571)	0.46

Outstanding at December 31, 2010	3,498,218	$0.19	10,670,925	$0.44

(1)	Adjusted for the reverse stock splits in total at June 6, 2008 and October 20, 2008.

At December 31, 2010, 3,498,218 stock options are fully vested and currently exercisable with a weighted average exercise price of $.19 and a weighted average remaining term of 7.38 years. There are 10,670,925 warrants that are fully vested and exercisable. Stock based compensation recognized in the year ended December 31, 2010 was $172,489 and for the year ended December 31, 2009 was $111,835.

The following summarizes the status of options and warrants outstanding at December 31, 2010:

Range of Exercise Prices	Shares	Weighted Average Remaining Life
Options
$0.01	543,292	7.43
$0.15	2,060,000	9.60
$0.35	835,000	2.59
$0.50	30,000	1.37
$1.67	29,926	1.02
Total	3,498,218

Warrants
$0.01	200,000	4.94
$0.02	71,826	3.45
$0.10	800,000	2.17
$0.17	250,000	4.68
$0.20	200,000	2.98
$0.35	998,597	1.49
$0.46	6,275,039	1.05
$0.65	1,839,550	1.67
$1.67	35,913	0.95
Total	10,670,925

Stock options and warrants expire on various dates from June 2011 to November 2020.

Under terms of our agreement with investors in the October 2008 financing 1,920,000 shares of common stock were the maximum number of shares allocated to our existing shareholders at the time of the offering (also referred to as the original shareholders or the Founders). Since the total of our fully diluted shares of common stock was greater than 1,920,000, in order for us to proceed with the offering, our board of directors approved a reverse stock split of 1-for-1.2545. After this split was approved, additional options and warrants were identified, requiring a second reverse stock split in order to reach the 1,920,000. The second reverse stock split on the reduced 1-for-1.2545 balance was determined to be 1-for-1.33176963. Taken together, if only one reverse stock were performed, the number would have been a reverse stock split of 1-for 1.670705.

On June 6, 2008, the Board of Directors approved the first reverse stock split. The authorized number of common stock of 20,000,000 was proportionately divided by 1.2545 to 15,942,607.

On October 20, 2008, the Board of Directors (i) approved the second reverse stock split pursuant to which the authorized number of shares of common stock of 15,942,607 was proportionately divided by 1.33177 to 11,970,994 and (ii) approved a resolution to increase the number of authorized shares of our common stock from 11,970,994 to 40,000,000, which was approved by the Company’s shareholders holding a majority of the shares entitled to vote thereon at a special meeting of shareholders held on December 3, 2008.

Stock, Stock Options and Warrants Granted by the Company

The following table is the listing of stock options and warrants as of December 31, 2010 by year of grant:

Stock Options:
Year	Shares	Price
2006	23,941	$1.67
2007	5,985	.35-1.67
2008	1,243,292	.01-.35
2009	165,000	.35-.50
2010	2,060,000	.15
	3,498,218	$.01-1.67
Warrants:
Year	Shares	Price
2006	71,826	$.02-1.67
2007	28,502	.35
2008	4,946,633	.02-.46
2009	2,188,302	.35-.65
2010	3,435,662	.01-.65
Total	10,670,925	$.01-1.67

RESTRICTED CASH IN ESCROW	12 Months Ended
Dec. 31, 2010
Restricted Cash In Escrow [Abstract]
Restricted Cash In Escrow Disclosure [Text Block]
NOTE 4- RESTRICTED CASH IN ESCROW

Under the terms of the escrow agreement established in connection with the October 2008 financing, certain amounts were to be withheld to pay legal, accounting and placement agent fees as well as to pay for investor relations activities that commenced upon receiving an effective registration of the Company’s stock and an initial quotation on the OTC Bulletin Board.

During the fourth quarter of 2009, $60,000 was released to pay for investor relations activities. Additionally, $103,333 was released in 2010 to pay for investor relations and accounting expenses. There is no balance in the escrow account as of December 31, 2010.

LOSS PER SHARE	9 Months Ended	12 Months Ended
	Sep. 30, 2011	Dec. 31, 2010
Earnings Per Share [Abstract]
Earnings Per Share [Text Block]
NOTE 4 - LOSS PER SHARE

The following table presents the shares used in the basic and diluted loss per common share computations:

					From
	Three Months Ended		Nine Months Ended		April 23, 2002
	September 30,		September 30,		(Inception) To
	2011	2010	2011	2010	September 30, 2011
Numerator
Net Loss available in basic and diluted calculation	$(654,114)	$(158,110)	$(1,518,933)	$(956,180)	$(8,901,010)

Denominator
Weighted average common shares oustanding-basic	27,236,303	13,159,639	22,193,681	12,428,401	5,136,012

Effect of dilutive stock options and warrants (1)	-	-	-	-	-

Weighted average common shares outstanding-diluted	27,236,303	13,159,639	22,193,681	12,428,401	5,136,012

Loss per common share-basic and diluted	$(0.02)	$(0.01)	$(0.07)	$(0.08)	$(1.73)

(1) The number of shares underlying options and warrants outstanding as of September 30, 2011 and September 30, 2010 are 31,298,440 and 12,027,714, respectively. The effect of the shares that would be issued upon exercise of such options and warrants has been excluded from the calculation of diluted loss per share because those shares are anti-dilutive.

NOTE 5 - LOSS PER SHARE

The following table presents the shares used in the basic and diluted loss per common share computations:
			From
	Twelve Months Ended		April 23, 2002
	December 31,		(Inception) To
	2010	2009	December 31, 2010
Numerator
Net Loss available in basic and diluted calculation	$1,352,709	$2,892,230	$7,382,077

Denominator
Weighted average common shares outstanding-basic	12,771,683	9,475,369	3,605,195

Effect of dilutive stock options and warrants (1)	-	-	-

Weighted average common shares outstanding-diluted	12,771,683	9,475,369	3,605,195

Loss per common share-basic and diluted	$0.11	$0.31	$2.05

(1) The number of options and warrants outstanding as of December 31, 2010 and December 31, 2009 are 14,169,143 and 8,868,987 respectively. The effect of the shares that would be issued upon exercise has been excluded from the calculation of diluted loss per share because those shares are anti-dilutive.

INCOME TAXES	9 Months Ended	12 Months Ended
	Sep. 30, 2011	Dec. 31, 2010
Income Tax Disclosure [Abstract]
Income Tax Disclosure [Text Block]
NOTE 5 – INCOME TAXES

The provision for income taxes consists of an amount for taxes currently payable and a provision for tax consequences deferred to future periods. Deferred income taxes are recognized for the future tax consequences attributable to differences between the financial statement carrying amounts of existing assets and liabilities and their respective tax bases. Deferred income tax assets and liabilities are measured using enacted tax rates expected to apply to taxable income in the years in which those temporary differences are expected to be recovered or settled.

There is no income tax provision in the accompanying statement of operations due to the cumulative operating losses that indicate a 100% valuation allowance for the deferred tax assets and state income taxes is appropriate.

Federal and state income tax return operating loss carryovers, as of September 30, 2011, were approximately $8,300,000 and will begin to expire in 2017.

The valuation allowance has been recorded due to the uncertainty of realization of the benefits associated with the net operating losses. Future events and changes in circumstances could cause this valuation allowance to change.

The components of deferred income taxes at September 30, 2011 and December 31, 2010 are as follows:

	September 30, 2011	December 31, 2010
	(Unaudited)
Deferred Tax Asset:
Net Operating Loss	$1,933,000	$1,579,000
Other	48,000	56,000
Total Deferred Tax Asset	1,981,000	1,635,000
Less Valuation Allowance	1,981,000	1,635,000
Net Deferred Income Taxes	$—	$—

NOTE 6 – INCOME TAXES

The provision for income taxes consists of an amount for taxes currently payable and a provision for tax consequences deferred to future periods.  Deferred income taxes are recognized for the future tax consequences attributable to differences between the financial statement carrying amounts of existing assets and liabilities and their respective tax bases.  Deferred income tax assets and liabilities are measured using enacted tax rates expected to apply to taxable income in the years in which those temporary differences are expected to be recovered or settled.

There is no income tax provision in the accompanying statement of operations due to the cumulative operating losses that indicate a 100% valuation allowance for the deferred tax assets and state income taxes is appropriate.

Federal and state income tax return operating loss carryovers as of December 31, 2010, were approximately 6,768,000 and will begin to expire in 2017.

The valuation allowance has been recorded due to the uncertainty of realization of the benefits associated with the net operating losses. Future events and changes in circumstances could cause this valuation allowance to change.

The components of deferred income taxes at December, 2010 and December 31, 2009 are as follows:

	December 31,	December 31,
	2010	2009

Deferred Tax Asset:
Net Operating Loss	$1,579,000	$1,278,000
Other	56,000	0
Total Deferred Tax Asset	1,635,000	1,278,000
Less Valuation Allowance	1,635,000	1,278,000
Net Deferred Income Taxes	$—	$—

NOTES PAYABLE	12 Months Ended
Dec. 31, 2010
Debt Disclosure [Abstract]
Short-term Debt [Text Block]
NOTE 7 –NOTES PAYABLE

The Company issued a convertible debenture to Andcor Companies, Inc. (“Andcor”) with principal of $10,000 and interest at 10.25% that originally matured in 2007. The debenture is convertible into shares of the Company’s common stock at the lower of $0.90 per share or the price per share at which the next equity financing agreement is completed, and is now re-set to $.35 per share. The convertible debenture has not yet been paid, but the maturity of the note was extended, in May 2010, to March 31, 2012.

LONG-TERM AND CONVERTIBLE DEBT	12 Months Ended
Dec. 31, 2010
Long Term And Convertible Debt [Abstract]
Long-Term and Convertible Debt Disclosure [Text Block]
NOTE 8 – LONG-TERM AND CONVERTIBLE DEBT

Long-term debt is as follows:
	December 31, 2010	December 31, 2009
Note payable to bank in monthly installments of $1,275/including variable interest at 2% above the prevailing prime rate (3.25% at December 31, 2010) to August 2011 when the remaining balance is payable. The note is personally guaranteed by former executives of the Company.	10,267	24,601
Notes payable to two individuals, net of discounts of $9,390 and $17,438 with interest only payments at 12% to March 2012 when the remaining balance is payable. The notes are convertible into 285,715 shares of common stock in the Company at $.35 per share.	90,610	82,562
Note payable issued on October 26, 2009 to the parents of one the Company's officers, net of a discount of $12,360 and $27,435 discount, with interest at 8% to March 31, 2012 and convertible into shares of common stock at $.35 per share.	87,640	72,565
Notes payable issued to two individuals in January, 2010. The notes bear interest at 8%, mature March 31, 2012 and are convertible into shares of common stock, at 50% of the weighted average closing bid price over any 10 consecutive days of trading.	100,000	-
Note payable issued on June 12, 2010 to the parents of one of the Company's officers, net of a discount of $67,629. The note bears interest at 12% to March 31, 2012, and is convertible into common stock at $.18 per share.	132,371	-
Note payable issued on August 2, 2010 to an institutional investor. The note bears interest at 8%, matures May 4, 2011 and is convertible into common stock at 50% of the average of the three lowest closing prices in any 10 day trading period.	50,000	-
Note payable issued on September 16, 2010 to an institutional investor. The note bears interest at 10%, matures March 15, 2012 and is convertible into common stock at $.18 per share.	100,000	-
Note payable issued on December 23, 2010 to the parents of one of our officers, net of a discount of $7,229. The note bears interest at 12%, matures March 30, 2012 and is convertible into common stock at $.084 per share.	9,571	-
Note payable issued December 31, 2010 to a law firm that accepted this note in full payment of their past due legal fees. The Note bears interest at 6%, matures December 31, 2014 and is convertible into common stock at $.15 per share.	457,300	-
Note payable issued on December 23, 2010 to a private investor. The Note matures April 30, 2011 and bears interest at 10%.	6,000	-
Note payable issued on September 21, 2010 to the parents of one of our officers, net of a discount of $12,702. The note bears interest at 12%, matures March 30, 2012 and is convertible into common stock at $.18 per share.	19,298	-
Total	1,063,056	179,728
Less amount due within one year	66,267	63,620
Long-Term Debt	$996,789	$116,108

Cash payments for interest were $967 for the year ended December 31, 2010 and $1,718 for the year ended December 31, 2009.

Principal payments required during the years 2011 to 2015 are:

2011 -	$66,267
2012 -	$658,800
2013 -	$0
2014 -	$457,300
2015	$0

CONVERTIBLE DEBENTURE	9 Months Ended
Sep. 30, 2011
Convertible Debenture [Abstract]
Convertible Debenture Disclosures [Text Block]
NOTE 6 - CONVERTIBLE DEBENTURE

The Company issued a convertible debenture to Andcor Companies, Inc. (“Andcor”) with principal of $10,000 and interest at 10.25% that originally matured in 2007. The debenture is convertible into shares of the Company’s common stock at the lower of $0.90 per share or the price per share at which the next equity financing agreement is completed, and is now re-set to $.35 per share. The convertible debenture has not yet been paid, but the maturity of the note was extended, in May 2010, to March 31, 2012.

LONG-TERM DEBT	9 Months Ended
Sep. 30, 2011
Long Term Debt [Abstract]
Long-term Debt [Text Block]
NOTE 7 – LONG-TERM DEBT

Long-term debt is as follows:
	September 30, 2011	December 31, 2010
Note payable to bank in monthly installments of $1,275/including variable interest at 2% above the prevailing prime rate (3.25% at December 31, 2010). The final payment under the note was made in September 2011. The note was personally guaranteed by former executives of the Company.	$—		$10,267
Notes payable to two individuals, net of discounts of $3,353 and $9,390 with interest only payments at 12% to March 2012 when the remaining balance is payable. The notes are convertible into 285,715 shares of common stock in the Company at $.35 per share.	96,647		90,610
Note payable issued on October 26, 2009 to the parents of one the Company's officers, net of a discount of $1,054 and $12,360 discount, with interest at 8% to March 31, 2012 and convertible into shares of common stock at $.35 per share.	98,946		87,640
Notes payable issued to two individuals in January 2010. The notes bear interest at 8%, mature March 31, 2012 and are convertible into shares of common stock, at 50% of the weighted average closing bid price over any 10 consecutive days of trading.	100,000		100,000
Note payable issued on June 12, 2010 to the parents of one of the Company's officers, net of a discount of $28,106 and $67,629. The note bears interest at 12% to March 31, 2012, and is convertible into common stock at $.18 per share.	171,894		132,371
Note payable issued on August 2, 2010 to an institutional investor. The note bears interest at 8%, matured May 4, 2011 and was convertible into common stock at 50% of the average of the three lowest closing prices in any 10 day trading period. $20,000 was converted in the three months ended March 31, 2011 and $30,000, plus accrued interest, was converted in the three months ended June 30, 2011.	—		50,000
Note payable issued on June 14, 2011 to an institutional investor. The note bears interest at 8%, matures June 14, 2012 and is convertible into common stock at 55% of the average of the five lowest closing prices in any 10 day trading period.	63,000		—
Note payable issued on July 12, 2011 to an institutional investor. The note bears interest at 8%, matures April 16, 2012 and is convertible into common stock at 60% of the average of the five lowest closing prices in any 10 day trading period.	37,500		—
Note payable issued on September 16, 2010 to an institutional investor. The note bears interest at 10%, matures March 15, 2012 and is convertible into common stock at $.18 per share.	100,000		100,000
Note payable issued on December 23, 2010 to the parents of one of our officers, net of a discount of $4,489 and $7,229. The note bears interest at 12%, matures December 23, 2012 and is convertible into common stock at $.084 per share.	12,311		9,571
Note payable issued December 31, 2010 to a law firm that accepted this note in full payment of their past due legal fees. The Note bears interest at 6%, matures December 31, 2014 and is convertible into common stock at $.15 per share.	457,300		457,300
Note payable issued on December 23, 2010 to a private investor. The Note matured April 30, 2011, is due on demand, and bears interest at 10%.	6,000		6,000
Note payable issued on September 21, 2010 to the parents of one of our officers, net of a discount of $4,925 and $12,702. The note bears interest at 12%, matures December 23, 2012 and is convertible into common stock at $.18 per share.	27,075		19,298
Notes payable issued in January 2011 to three individuals, net of a debt discount of $30,393. The notes bear interest at 10%, have a 24 month term and are convertible into common stock at $0.084 to $0.10 per share.	119,607		—
Note payable issued January 1, 2011 to a law firm that accepted this note in full payment of their past due legal fees. The Note bears interest at 6%, matures December 31, 2014 and is convertible into common stock at $.15 per share.	89,300		—
Total	$1,379,580		$1,063,056
Less amount due within one year	673,987		66,267
Long-Term Debt	$705,593	$	$ 996,789

Cash payments for interest were $208 for the nine months ended September 30, 2011 and $799 for the nine months ended September 30, 2010.

Principal payments required during the 12 month periods ended September 30:

2012	$716,500
2013	$48,800
2014	$150,000
2015	$546,600

RENT OBLIGATION	9 Months Ended	12 Months Ended
	Sep. 30, 2011	Dec. 31, 2010
Leases [Abstract]
Leases of Lessee Disclosure [Text Block]
NOTE 8 – RENT OBLIGATION

The Company leases its principal office under a non-cancelable lease that extends five years. In addition to rent, the Company pays real estate taxes and repairs and maintenance on the leased property. Rent expense was $24,293 in the nine months ended September 30, 2011 and $24,187 in the nine months ended September 30, 2010.

The Company’s rent obligation for the years 2011 to 2015 is as follows:

2011	$30,000
2012	$31,000
2013	$26,000
2014	$0
2015	$0

NOTE 9 – RENT OBLIGATION

The Company leases it principal office under a non-cancelable lease that extends 5 years. In addition to rent the Company also pays real estate taxes, repairs and maintenance on the leased property. Rent expense was $49,863 and $38,035 for 2010 and 2009, respectively.

The Company’s rent obligation for the years 2011 to 2015 is as follows:

2011	30,000
2012	31,000
2013	26,000
2014	0
2015	0

LIABILITY FOR EQUITY-LINKED FINANCIAL INSTRUMENTS	9 Months Ended	12 Months Ended
	Sep. 30, 2011	Dec. 31, 2010
Derivative Instruments and Hedging Activities Disclosure [Abstract]
Derivative Instruments and Hedging Activities Disclosure [Text Block]
NOTE 9 – LIABILITY FOR EQUITY-LINKED FINANCIAL INSTRUMENTS

The Company adopted ASC 815- Derivatives and Hedging (“ASC 815”) on January 1, 2009. ASC 815 mandates a two-step process for evaluating whether an equity-linked financial instrument or embedded feature is indexed to the entity's own stock. It is effective for fiscal years beginning after December 15, 2008, and interim periods within those fiscal years, which was the Company's first quarter of 2009. Many of the warrants issued by the Company contain a strike price adjustment feature, which upon adoption of ASC 815, changed the classification (from equity to liability) and the related accounting for warrants with a $479,910 estimated fair value of as of January 1, 2009. An adjustment was made to remove $486,564 from paid-in capital (the cumulative values of the warrants on their grant dates), a positive adjustment of $6,654 was made to accumulated deficit, representing the gain on valuation from the grant date to January 1, 2009, and booked $479,910 as a liability. The warrants issued in 2011 do not contain a strike price adjustment feature and, therefore, are not treated as a liability.

The January 1, 2009 valuation was computed using the Black-Scholes valuation model based upon a 2.5-year expected term, an expected volatility of 63%, an exercise price of $.46 per share, a stock price of $.35, a zero dividend rate and a 1.37% risk free interest rate. Subsequent to January 1, 2009 these warrants were revalued at the end of each quarter and a gain or loss was recorded based upon their increase or decrease in value during the quarter. Likewise, new warrants that were issued during 2009 and 2010 were valued, using the Black-Scholes valuation model on their date of grant and an entry was made to reduce paid-in capital and increase the liability for equity-linked financial instruments. These warrants were also re-valued at the end of each quarter based upon their expected life, the stock price, the exercise price, assumed dividend rate, expected volatility and risk free interest rate. A significant reduction in the liability was realized in 2010 primarily due to a reduction from $.50 to $.22 per share in the underlying share price. The Company realized a slight increase in the liability for existing warrants during the first quarter of 2011 primarily due to a reduction in the spread between the exercise price and the market price of the underlying shares, but this was more than offset by a decrease in the liability for new warrants that were issued during the quarter as a result of a reduction in the underlying market price of the stock.

The inputs to the Black-Scholes model during 2011 and 2010 were as follows:
Stock price	$ .08 to $.50
Exercise price	$ .01 to $.65
Expected life	2.00 to 6.5 years
Expected volatility	54% to 68%
Assumed dividend rate	- %
Risk free interest rate	.13% to 2.97%

The original valuations, annual gain/(loss) and end of year valuations are shown below:
	Initial Value	2009 Gain (Loss)	2010 Gain(Loss)	YTD 2011 Gain(Loss)	Value at 9/30/2011
January 1, 2009 Adoption	$479,910	$(390,368)	$868,772	1,506	$0
Warrants issued in quarter ended 6/30/2009	169,854	20,847	149,007	(10,498)	12,101
Warrants issued in quarter ended 9/30/2009	39,743	(738)	40,419	(2,902)	2,964
Warrants issued in quarter ended 12/31/2009	12,698	617	12.053	(1,068)	1,095
Subtotal	$702,205
Warrants issued in quarter ended 3/31/2010	25,553		25,014	(7,115)	7,654
Warrants issued in quarter ended 6/30/2010	31,332		30,740	(7,677)	8,269
Warrants issued in quarter ended 9/30/2010	31,506		20,811	(44,834)	55,449
Warrants issued in quarter ended 3/31/2011	265,815			265,815	0
Warrants issued in quarter ended 6/30/2011	20,692			20,692	0
Total	$1,077,104	(369,642)	$1,145,292	$213,919	$87,533

NOTE 10 – LIABILITY FOR EQUITY-LINKED FINANCIAL INSTRUMENTS

The Company adopted ASC 815- Derivatives and Hedging (“ASC 815”) on January 1, 2009. ASC 815 mandates a two-step process for evaluating whether an equity-linked financial instrument or embedded feature is indexed to the entity's own stock. It is effective for fiscal years beginning after December 15, 2008, and interim periods within those fiscal years, which was the Company's first quarter of 2009. Most of the warrants issued by the Company contain a strike price adjustment feature, which upon adoption of ASC 815, changed the classification (from equity to liability) and the related accounting for warrants with a $479,910 estimated fair value of as of January 1, 2009. An adjustment was made to remove $486,564 from paid-in capital (the cumulative values of the warrants on their grant dates), a positive adjustment of $6,654 was made to accumulated deficit, representing the gain on valuation from the grant date to January 1, 2009, and booked $479,910 as a liability.

The January 1, 2009 valuation was computed using the Black-Scholes valuation model based upon a 2.5-year expected term, an expected volatility of 63%, an exercise price of $.46 per share, a stock price of $.35, a zero dividend rate and a 1.37% risk free interest rate. Subsequent to January 1, 2009 these warrants were revalued at the end of each quarter and a gain or loss was recorded based upon their increase or decrease in value during the quarter. Likewise, new warrants that were issued during 2009 and 2010 were valued, using the Black-Scholes valuation model on their date of grant and an entry was made to reduce paid-in capital and increase the liability for equity-linked financial instruments. These warrants were also re-valued at the end of each quarter based upon their expected life, the stock price, the exercise price, assumed dividend rate, expected volatility and risk free interest rate. A significant reduction in the liability was realized in 2010 primarily due to a reduction from $.50 to $.22 per share in the underlying share price.

The inputs to the Black-Scholes model during 2009 and 2010 were as follows:

Stock price	$.22 to $.50
Exercise price	$.17 to $.65
Expected life	2.00 to 6.5 years
Expected volatility	59% to 67%
Assumed dividend rate	-%
Risk free interest rate	.710% to 2.97%

The original valuations, annual gain/(loss) and end of year valuations are shown below:
	Initial Value	Annual Gain (Loss)	Value at 12/31/2009	YTD 2010 Gain	Value at 12/31/2010
January 1, 2009 Adoption	$479,910	$(390,368)	$870,278	868,772	1,506
Warrants issued in quarter ended 6/30/2009	169,854	20,847	149,007	147,403	1,604
Warrants issued in quarter ended 9/30/2009	39,743	(738)	40,481	40,419	62
Warrants issued in quarter ended 12/31/2009	12,698	617	12,081	12,053	28
Subtotal	$702,205	$(369,642)	$1,071,847
Warrants issued in quarter ended 3/31/2010	25,553			25,014	539
Warrants issued in quarter ended 6/30/2010	31,332			30,740	592
Warrants issued in quarter ended 9/30/2010	31,506			20,811	10,615
Total	$790,866			$1,145,292	$14,946

RELATED PARTY	9 Months Ended	12 Months Ended
	Sep. 30, 2011	Dec. 31, 2010
Related Party Transactions [Abstract]
Related Party Transactions Disclosure [Text Block]
NOTE 10 – RELATED PARTY

The Company entered into agreements, in 2008, with our Chairman of the Board, Lawrence Gadbaw, and in 2009 with board member, Peter Morawetz, to pay Mr. Gadbaw $25,000 and Mr. Morawetz $30,000 upon the Company raising $3 million in new equity. Mr. Gadbaw will also be paid the balance, if any, due under his separation agreement from 2008. This amount was $46,000 upon signing the agreement in 2008, is payable at $2,000 per month, and $12,000 remains in accounts payable as of September 30, 2011. Mr. Morawetz will also receive a stock option for 75,000 shares at $.35 per share and Mr. Gadbaw will receive a stock option for 160,000 shares at $.35 per share upon the Company raising $3 million.

NOTE 11 - RELATED PARTY

The Company entered into agreements, in 2008, with our Chairman of the Board Lawrence Gadbaw, and in 2009 with board member, Peter Morawetz, to pay Mr. Gadbaw $25,000 and Mr. Morawetz $30,000 upon the Company raising $3 million in new equity. Mr. Gadbaw will also be paid the balance, if any, due under his separation agreement from 2008. This amount was $46,000 upon signing the agreement in 2008, is payable at $2,000 per month, and $12,000 remains in accounts payable as of December 31, 2010. Mr. Morawetz will also receive a stock option for 75,000 shares at $.35 per share and Mr. Gadbaw will receive a stock option for 160,000 shares at $.35 per share upon the Company raising $3 million.